LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
NET OPERATING LEASE EXPENSE

For the three and nine months ended September 30, 2025 and 2024, the net operating lease expenses were as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Operating lease expense	$67	$1,110	$202	$4,380
Sublease income	(21)	(21)	(63)	(63)
Variable lease expense	7	225	21	887
Total lease expense	$53	$1,314	$160	$5,204

For the years ended December 31, 2024 and 2023, the net operating lease expenses were as follows (in thousands):

	Years ended December 31,
	2024	2023
Operating lease expense	$4,447	$3,399
Sublease income	(84)	(84)
Variable lease expense	893	136
Total lease expense	$5,256	$3,451

OPERATING LEASE RIGHT-OF-USE ASSETS AND LIABILITIES

The tables below show the beginning balances of the operating ROU assets and lease liabilities as of January 1, 2025 and the ending balances as of September 30, 2025, including the changes during the period (in thousands).

Operating Lease ROU Assets

Operating lease ROU assets at January 1, 2025	$670
Amortization of operating lease ROU assets	(142)
Remeasurment of ROU asset	13
Operating lease ROU assets at September 30, 2025	$541

Operating Lease Liabilities
Operating lease liabilities at January 1, 2025	$684
Principal payments on operating lease liabilities	(145)
Remeasurment of lease liability	13
Operating lease liabilities at September 30, 2025	552
Less non-current portion	(346)
Current portion at September 30, 2025	$206

The tables below show the beginning balances of the operating ROU assets and lease liabilities as of January 1, 2024 and the ending balances as of December 31 2024, including the changes during the period (in thousands).

Operating Lease ROU Assets

Operating lease ROU assets at January 1, 2024	$32,781
Adjustment to ROU asset for remeasurement of
Somerville Sublease liability	4,245
Write-off of Somerville Sublease ROU asset	(34,857)
Amortization of operating lease ROU assets	(1,499)
Operating lease ROU assets at December 31, 2024	$670

Operating Lease Liabilities
Operating lease liabilities at January 1, 2024	$35,070
Adjustment to lease liability due to remeasurement
of Somerville Sublease	4,245
Accretion of interest for Somerville Sublease	2,465
Write-off of Somerville Sublease liability	(36,924)
Principal payments on operating lease liabilities	(4,172)
Operating lease liabilities at December 31, 2024	684
Less non-current portion	477
Current portion at December 31, 2024	$207

MATURITIES OF OPERATING LEASE LIABILITIES
As of September 30, 2025
2025	$26
2026	304
2027	200
2028	95
Total payments	625
Less imputed interest	(73)
Total operating lease liabilities	$552

As of December 31, 2024
2025	$274
2026	267
2027	163
2028	82
Total payments	786
Less imputed interest	(102)
Total operating lease liabilities	$684

SCHEDULE OF FUTURE LEASE PAYMENTS FROM SUBLEASE AGREEMENT

The following tables shows the future payments the Company expects to receive from the Subtenant over the remaining term of the sublease (in thousands):

As of December 31, 2024
2025	$88
2026	75
Total payments	$163